Deferred compensation awards	12 Months Ended
Mar. 31, 2022
Deferred Compensation Awards [Abstract]
Deferred compensation awards
14. Deferred compensation awards:
Nomura
issues deferred compensation awards to senior management and employees, which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.
These stock-based compensation awards comprise Restricted Stock Unit (“RSU”) awards, Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while RSU awards, SAR Plan B awards, NSU awards and CSU awards are analogous to awards of restricted common stock.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.
Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSU awards
The Company introduced RSU awards in the fiscal year ended March 31, 2018, and granted the first RSU awards in May 2018. For each RSU award, one common stock of the Company is delivered. The awards generally have a graded vesting period over three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of the Company’s common stock.
The following table presents activity relating to RSU awards for the year ended March 31, 2022.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2021	115,287,730	¥427	1.0
Granted	64,439,400	507
Forfeited	(9,223,711)	468
Delivered	(48,384,029)	427

Outstanding as of March 31, 2022	122,119,390	¥466	1.0

The
weighted-average grant date fair value per award for the year ended March 31, 2021 and 2022 was ¥418 and ¥507, respectively.
The total intrinsic value of RSU awards vested during the year ended March 31, 2022 was ¥28,076 million. The total of 29,972,792 shares was delivered during the year ended March 31, 2022 and its intrinsic value was ¥28,704 million. The aggregate intrinsic value of RSU awards outstanding as of March 31, 2022 was ¥62,916 million.
As
 of March
31
,
2022
, total unrecognized compensation cost relating to RSU awards was ¥
8,700
 million which is expected to be recognized over a weighted average period of
1.8
years.
SAR Plan B awards
The Company issues SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.
The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.
The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2022. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2021	12,967,100	¥509	2.7
Granted	—	—
Exercised	(3,697,000)	535
Forfeited	—	—
Expired	(1,356,300)	397

Outstanding as of March 31, 2022	7,913,800	¥516	2.3

Exercisable as of March 31, 2022	6,831,500	¥526	1.8

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2020, 2021 and 2022 was ¥7,640 million, ¥4,878 million and ¥2,547 million, respectively.
The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2022 was ¥4,069 million and ¥3,513 million, respectively.
As of March 31, 2022, total unrecognized compensation cost relating to SAR Plan B awards was ¥1 million which is expected to be recognized over a weighted average period of 1.7 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2020, 2021 and 2022 was ¥4,309 million, ¥1,784 million and ¥467 million, respectively.
Total
compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to RSU and SAR awards for the years ended March 31, 2020, 2021 and 2022 was ¥12,694 million, ¥28,251 million and ¥27,941 million, respectively.
Cash received from the exercise of SAR awards during the year ended March 31, 2022 was ¥11 million and the tax benefit realized from exercise of these awards was ¥206 million.
Total related tax benefits recognized in the consolidated statements of income relating to RSU and SAR awards for the years ended March 31, 2020, 2021 and 2022 were ¥13 million, ¥nil million and ¥nil million,
respectively. The
dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 12
“Earnings per share”
for further information.
NSU and CSU awards
NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.
The following table presents activity related to NSU and CSU awards for the year ended March 31, 2022. No new CSU awards have been granted since April 1, 2018.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2021	19,951,962	¥539		1,867,400	¥636
Granted	11,528,713	575	(1)	—	—
Vested	(12,555,940)	577	(2)	(929,732)	601	(2)
Forfeited	(926,410)			(512)

Outstanding as of March 31, 2022	17,998,325	¥445	(3)	937,156	¥606	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2022.
Total compensation expense recognized within
Non-interest
expenses
—
Compensation and benefits
in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2020, 2021 and 2022 was ¥4,639 million, ¥8,043 million and ¥4,566 million, respectively.
Total unrecognized compensation cost relating to NSU awards, based on the fair value of these awards as of March 31, 2022, was ¥280 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.1 years. The total fair value of NSU awards which vested during the years ended March 31, 2020, 2021 and 2022 was ¥9,980 million, ¥8,426 million and ¥7,247 million, respectively.
Total unrecognized compensation cost relating to CSU awards, based on the fair value of these awards as of March 31, 2022, was ¥nil million
.
 The total fair value of CSU awards which vested during the years ended March 31, 2020, 2021 and 2022 was ¥3,445 million, ¥576 million and ¥559 million, respectively.

Total
 tax benefits recognized in the consolidated statements of income for compensation expense relating to NSU, and CSU awards for the years ended March
31
,
2020
,
2021
and
2022
were ¥
168
 million, ¥
205
 million and ¥
125
 million, respectively.
Subsequent events
On May 19, 2022, the Company passed a resolution to grant RSU awards to certain senior management and employees. Total of 100,057,000 RSU awards have been granted which generally have a graded vesting period from one to three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
On May 25, 2022, Nomura
also granted NSU awards to senior management and employees in countries where RSU awards are less favorably treated from tax or other perspectives. These NSU awards have a total grant date fair value of ¥6 billion and vesting periods of up to seven years.